Earnings/(loss)per share - Summary of Computation of Earnings/(Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings/(loss) per share
Net income/(loss) attributable to owners of the parent	€ 2,212	€ 1,138	€ (532)
Shares used in computation:
Weighted-average ordinary shares outstanding (in shares)	205,412,951	200,622,518	194,732,304
Basic earnings/(loss) per share attributable to owners of the parent (euro per share)	€ 10.77	€ 5.67	€ (2.73)
Diluted earnings/(loss) per share
Net income/(loss) attributable to owners of the parent	€ 2,212	€ 1,138	€ (532)
Net earnings/(loss) used in the computation of diluted earnings/(loss) per share	€ 2,212	€ 1,138	€ (532)
Shares used in computation:
Weighted-average ordinary shares outstanding (in shares)	205,412,951	200,622,518	194,732,304
Stock options (in shares)	3,741,907	4,407,037	0
Restricted stock units (in shares)	1,344,826	1,939,539	0
Other contingently issuable shares (in shares)	9,489	21,275	0
Diluted weighted average ordinary shares (in shares)	210,509,173	206,990,369	194,732,304
Diluted earnings/(loss) per share attributable to owners of the parent (euro per share)	€ 10.51	€ 5.50	€ (2.73)